Inventory - Components of Inventory (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 719,574	$ 195,578
Work-in-process	361,754	252,227
Parts	2,339,595	2,975,297
Total inventory, gross	3,420,923	3,423,102
Less: Inventory reserves	74,746	86,186
Total inventory, net	$ 3,346,177	$ 3,336,916